CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 16,379	$ 11,063
Trade receivables, net	3,849	4,444
Prepaid expenses and other receivables	949	1,019
Total current assets	21,177	16,526
LONG-TERM ASSETS:
Intangible assets, net	10,264	10,544
Goodwill	19,864	21,325
Severance pay fund	700	594
Lease deposits	$ 79	70
Deferred tax assets		13
Property and equipment, net	$ 2,321	2,401
Total long-term assets	33,228	34,947
Total assets	54,405	51,473
CURRENT LIABILITIES:
Trade payables	603	646
Credit line	4,169	4,900
Employees and payroll accruals	2,500	2,359
Accrued expenses and other liabilities	764	1,394
Earn-out consideration	2,346	2,269
Deferred revenues	3,269	4,487
Total current liabilities	13,651	16,055
LONG-TERM LIABILITIES:
Deferred revenues	$ 824	652
Earn-out consideration		837
Deferred tax liability	$ 1,627	2,104
Accrued severance pay	824	666
Other liabilities	131	100
Total long-term liabilities	$ 3,406	$ 4,359
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value ILS 0.15 par value - Authorized: 55,353,340 shares as of December 31, 2015 and 2014; Issued: 40,353,953 and 32,687,288 shares as of December 31, 2015 and 2014, respectively; Outstanding: 39,121,198 and 31,396,940 shares as of December 31, 2015 and 2014, respectively	$ 1,497	$ 1,195
Additional paid-in capital	215,318	203,030
Treasury shares - 1,232,755 and 1,290,348 ordinary shares as of December 31, 2015 and 2014, respectively	(4,064)	(4,277)
Accumulated other comprehensive loss	(2,390)	(735)
Accumulated deficit	(173,013)	(168,154)
Total shareholders' equity	37,348	31,059
Total liabilities and shareholders' equity	$ 54,405	$ 51,473